Share-based Compensation Stock Incentive Plans (Tables)	6 Months Ended
Jun. 30, 2023
AEON 2013 Stock Incentive Plan
Share-based Compensation Stock Incentive Plans
Schedule of stock option activity

					Six months ended
	December 31				June 30, 2023
	2022		2021		(unaudited)
		Weighted		Weighted		Weighted
		Average		Average		Average
	Number of	Exercise	Number of	Exercise	Number of	Exercise
	Shares	Price	Shares	Price	Shares	Price
Outstanding, beginning of period	10,516,525	$1.51	10,516,525	$1.51	9,694,890	1.53
Options granted	—	—	—	—	—	—
Options forfeited	(821,635)	$1.23	—	—	—	—
Outstanding, end of period	9,694,890	$1.53	10,516,525	$1.51	9,694,890	$1.53
Exercisable, end of period	9,694,890	$1.53	10,516,525	$1.51	9,694,890	$1.53

ABP Sub Inc. 2019 Incentive Award Plan
Share-based Compensation Stock Incentive Plans
Schedule of stock option activity

					Six months ended
	December 31				June 30, 2023
	2022		2021		(unaudited)
		Weighted				Weighted
		Average		Weighted		Average
	Number of	Exercise	Number of	Average	Number of	Exercise
	Shares	Price	Shares	Exercise Price	Shares	Price
Outstanding, beginning of period	38,172	$986.36	27,555	$929.08	45,534	$958.75
Options granted	16,437	898.58	13,192	1,089.41	—	—
Options forfeited	9,075	965.92	2,575	901.40	303	1,021.98
Outstanding, end of period	45,534	$958.75	38,172	$986.36	45,231	$959.20
Exercisable, end of period	23,155	$958.56	13,061	$942.69	24,660	$951.97

Schedule of assumptions used in estimating the fair value of stock options

December 31,
	2022	2021
Expected volatility	47% – 61%	56% – 60%
Risk-free interest rate	1.87% – 3.92%	0.79% – 1.33%
Expected life (in years)	5.75 – 6.25	5.30 – 6.25
Expected dividend yield	—	—